Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,036,989,693
Ending balance	1,043,087,188	$ 1,036,989,693
Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	813,409,847
Ending balance	808,358,082	813,409,847
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,937,085
Ending balance	83,886,997	68,937,085
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,602,367
Ending balance	67,852,952	75,602,367
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,537,117
Ending balance	6,791,270	8,537,117
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,968
Ending balance	23,792	35,968
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,616,066
Ending balance	52,895,613	42,616,066
Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,618,840
Ending balance	18,241,892	21,618,840
Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,232,403
Ending balance	5,036,590	6,232,403
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,408,743,113	1,601,282,996
Increases	93,257,683	95,840,131
Decreases	17,137,814	289,031,556
Transfers	(301,909)	998,142
Difference for conversion	67,991	(346,600)
Ending balance		1,408,743,113
Cost [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 940,485,969	$ 964,587,509
Total life estimated in years	50 years	50 years
Increases	$ 4,907,341	$ 11,075,905
Decreases	2,450,760	43,386,691
Transfers	12,779,422	8,209,246
Ending balance		940,485,969
Cost [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 140,273,413	$ 170,918,162
Total life estimated in years	10 years	10 years
Increases	$ 6,171,710	$ 4,467,567
Decreases	142,677	39,599,428
Transfers	23,170,233	4,489,284
Difference for conversion	675	(2,172)
Ending balance		140,273,413
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 151,293,457	$ 280,696,669
Total life estimated in years	5 years	5 years
Increases	$ 18,833,391	$ 31,617,476
Decreases	6,199	161,933,877
Transfers	1,443,189	1,006,496
Difference for conversion	12,885	(93,307)
Ending balance		151,293,457
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 32,918,995	$ 31,865,022
Total life estimated in years	5 years	5 years
Increases	$ 2,148,109	$ 3,664,139
Decreases	2,560,411	2,568,325
Transfers	(10,608)
Difference for conversion	4,420	(41,841)
Ending balance		32,918,995
Cost [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 58,294	$ 21,477,546
Total life estimated in years	3 years	3 years
Increases	$ 4,381	$ 3,462
Decreases		21,380,472
Difference for conversion	6,742	(42,242)
Ending balance		58,294
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,616,066	24,483,240
Increases	47,963,692	31,251,152
Decreases		411,443
Transfers	(37,684,145)	(12,706,883)
Ending balance		42,616,066
Cost [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 91,847,397	$ 100,117,260
Total life estimated in years	5 years	5 years
Increases	$ 12,086,894	$ 13,760,430
Decreases	11,977,767	19,751,320
Transfers		(2,111,935)
Difference for conversion	43,269	(167,038)
Ending balance		91,847,397
Cost [member] | Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 9,249,522	$ 7,137,588
Total life estimated in years	5 years	5 years
Increases	$ 1,142,165
Transfers		$ 2,111,934
Ending balance		9,249,522
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	371,753,420	579,210,741
Decreases	10,167,621	290,306,739
Depreciation	79,845,010	82,894,870
Transfers	100,187	20,596
Difference for conversion	10,880	(66,048)
Ending balance	441,541,876	371,753,420
Accumulated depreciation and amortisation [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	127,076,122	149,088,506
Decreases	395,791	49,188,241
Depreciation	20,687,856	27,152,944
Transfers	(4,297)	22,913
Ending balance	147,363,890	127,076,122
Accumulated depreciation and amortisation [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,336,328	97,718,932
Decreases	142,191	37,966,323
Depreciation	14,310,534	11,584,613
Transfers	93,534	(562)
Difference for conversion	(11,848)	(332)
Ending balance	85,586,357	71,336,328
Accumulated depreciation and amortisation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,691,090	210,649,276
Decreases	6,199	161,334,319
Depreciation	28,034,073	26,395,397
Transfers	1,450	(1,755)
Difference for conversion	3,357	(17,509)
Ending balance	103,723,771	75,691,090
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,381,878	22,515,807
Decreases	2,062,834	1,669,942
Depreciation	3,378,701	3,547,679
Transfers	9,500
Difference for conversion	1,990	(11,666)
Ending balance	25,709,235	24,381,878
Accumulated depreciation and amortisation [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,326	21,259,946
Decreases		21,252,393
Depreciation	9,496	20,709
Difference for conversion	13,803	(5,936)
Ending balance	45,625	22,326
Accumulated depreciation and amortisation [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70,228,557	76,750,855
Decreases	7,560,606	18,895,521
Depreciation	11,086,372	13,531,482
Transfers		(1,127,654)
Difference for conversion	3,578	(30,605)
Ending balance	73,757,901	70,228,557
Accumulated depreciation and amortisation [member] | Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,017,119	1,227,419
Depreciation	2,337,978	662,046
Transfers		1,127,654
Ending balance	$ 5,355,097	$ 3,017,119